Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2024
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2024
Document Effective Date	Oct. 31, 2024
Prospectus Date	Oct. 31, 2024
AAM/HIMCO Short Duration Fund | Class A Shares
Prospectus:
Trading Symbol	ASDAX
AAM/HIMCO Short Duration Fund | Class C Shares
Prospectus:
Trading Symbol	ASDCX
AAM/HIMCO Short Duration Fund | Class I Shares
Prospectus:
Trading Symbol	ASDIX
AAM/Insight Select Income Fund | Class A Shares
Prospectus:
Trading Symbol	CPUAX
AAM/Insight Select Income Fund | Class C Shares
Prospectus:
Trading Symbol	CPUCX
AAM/Insight Select Income Fund | Class I Shares
Prospectus:
Trading Symbol	CPUIX
AAM/Insight Select Income Fund | Class Y Shares
Prospectus:
Trading Symbol	CPUYX